Reinsurance (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy	$ 5
Minimum amount of risk-based capital General Electric Capital Corporation agreed to maintain	150.00%
Fixed maturity securities pledged as collateral	8,294	7,646
Commercial mortgage loans pledged as collateral	919	822
Reinsurance recoveries recognized as a reduction of benefits and other changes in reserves	2,492	2,527	2,485
Union Fidelity Life Insurance Company
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverable associated with reinsurance transactions with UFLIC	$ 14,780	$ 14,866